AOCI - Additional share information (Details 2) - SFr / shares		3 Months Ended						6 Months Ended
		Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720
Common Stock, Shares, Issued, Ending Balance		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720
Treasury shares
Treasury Stock, Shares, Beginning Balance		48,217,358		5,427,691		16,413,030		5,427,691		5,757,666
Sale of treasury shares		153,739,570		238,506,125		173,383,973		392,245,695		371,216,190
Repurchase of treasury shares		190,464,698		282,969,737		205,279,026		473,434,435		415,339,165
Share-based compensation, net of tax		36,705,356		1,673,945		42,340,132		38,379,301		43,912,690
Treasury Stock, Shares, Ending Balance		48,237,130		48,217,358		5,967,951		48,237,130		5,967,951
Common shares outstanding		2,507,774,590	[1]	2,507,794,362	[1]	2,550,043,769	[2]	2,507,774,590	[1]	2,550,043,769	[2]	2,550,584,029
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[3]	3,209,011,720		3,271,129,950				3,209,011,720				3,271,129,950
Unissued shares (in shares)		653,000,000		653,000,000		653,000,000		653,000,000		653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		111,193,477		111,193,477		505,062,294		111,193,477		505,062,294
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[4]			4,399,680,200				4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[4]	4,399,680,200						4,399,680,200
Treasury shares
Common shares outstanding	[4]	4,399,680,200						4,399,680,200				4,399,680,200
Par value (in CHF per share)	[4]	SFr 1.00						SFr 1.00				SFr 1.00

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505,062,294 of these shares were reserved for capital instruments.
[3]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[4]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2019. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.